PIMCO Funds

Supplement dated August 28, 2009 to the

Bond Funds Class A, B, C and R Prospectus, dated July 31, 2009, the

Strategic Markets Funds Class A, B, C and R Prospectus, dated July 31, 2009 and the

Class A, B, C and R Prospectus for the CommodityRealReturn Strategy, High Yield, Low

Duration, Real Return, Short-Term and Total Return Funds, dated July 31, 2009

Disclosure Related to All PIMCO Funds Offering Class B Shares (the “Funds”)

Effective November 1, 2009 (the “Closing Date”), Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule, as outlined in each Prospectus under the subsection entitled “Class B Shares” within the section entitled “Classes of Shares—Class A, B, C and R Shares.” Dividends and capital gain distributions paid on outstanding Class B shares may continue to be reinvested in Class B shares in accordance with the Funds’ current policies. In addition, Class B shareholders may continue to exchange their shares for Class B shares of other Funds, or for series of Allianz Funds and Allianz Funds Multi-Strategy Trust that have Class B shares outstanding in accordance with the Funds’ current policies. Effective on and after the Closing Date, Class B shareholders who have direct accounts with the Funds that involve recurring investments in Class B shares, including through automated investment plans such as the Allianz Funds and PIMCO Funds Auto-Invest program, will have such recurring investments automatically redirected into Class A shares of the same Fund at net asset value, without any sales charges (loads). All other features of Class B shares, including Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect.

Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these policies and restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated August 28, 2009 to the

Bond Funds Class A, B, C and R Prospectus, dated July 31, 2009

Disclosure Related to the California Intermediate Municipal Bond Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO California Intermediate Municipal Bond Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees(1)	0.525%	0.525%
Distribution and/or Service (12b-1) Fees(2)	0.25	0.55
Total Annual Fund Operating Expenses	0.775	1.075

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Funds—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:					If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$377	$540	$718	$1,231	$377	$540	$718	$1,231
Class C	210	342	593	1,311	110	342	593	1,311

Disclosure Related to the California Short Duration Municipal Income Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO California Short Duration Municipal Income Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees(1)	0.50%	0.50%
Distribution and/or Service (12b-1) Fees(2)	0.25	0.55
Total Annual Fund Operating Expenses	0.75	1.05

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Funds—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:					If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$300	$459	$633	$1,134	$300	$459	$633	$1,134
Class C	207	334	579	1,283	107	334	579	1,283

Disclosure Related to the New York Municipal Bond Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO New York Municipal Bond Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees(1)	0.525%	0.525%
Distribution and/or Service (12b-1) Fees(2)	0.25	0.55
Total Annual Fund Operating Expenses	0.775	1.075

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Funds—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:					If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$377	$540	$718	$1,231	$377	$540	$718	$1,231
Class C	210	342	593	1,311	110	342	593	1,311

Disclosure Related to the California Intermediate Municipal Bond Fund,

California Short Duration Municipal Income Fund and New York Municipal Bond Fund

Effective immediately, the table relating to Class C shares in the section entitled “Classes of Shares—Class A, B, C and R Shares—Distribution and Servicing (12b-1) Plans” is replaced in its entirety with the following:

Class C
California Intermediate Municipal Bond Fund	0.25%	0.30%
California Short Duration Municipal Income Fund	0.25%	0.30%
Floating Income Fund	0.25%	0.30%
Government Money Market Fund	0.10%	0.00%
High Yield Municipal Bond Fund	0.25%	0.75%
Money Market Fund	0.10%	0.00%
Municipal Bond Fund	0.25%	0.50%
MuniGO Fund	0.25%	0.50%
New York Municipal Bond Fund	0.25%	0.30%
Short Duration Municipal Income Fund	0.25%	0.30%
Treasury Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.75%

Disclosure Related to the Global Advantage Strategy Bond Fund

Effective immediately, the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Global Advantage Strategy Bond Fund is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C	Class R
Management Fees(1)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees(2)	0.25	1.00	0.50
Total Annual Fund Operating Expenses	1.10	1.85	1.35

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Funds—Management Fees” for additional information.
(2)

Due to the 12b-1 distribution fee imposed on Class C and Class R shares, a Class C or Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

Disclosure Related to the Government Money Market Fund

Effective immediately, the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Government Money Market Fund is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C	Class R
Management Fees(1)	0.33%	0.33%	0.18%
Distribution and/or Service (12b-1) Fees	0.10	0.10	0.25
Total Annual Fund Operating Expenses(2)	0.43	0.43	0.43

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Funds—Management Fees” for additional information.
(2)

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Guarantee and Fee Waivers” for additional information. Such waivers, if any, are not reflected in these tables.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated August 28, 2009 to the

Strategic Markets Funds Class A, B, C and R Prospectus, dated July 31, 2009

Disclosure Related to the PIMCO RealRetirement 2040® Fund

Effective immediately, footnotes 3, 4 and 5 to the table entitled “Annual Fund Operating Expenses” (the “Fee Table”) under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO RealRetirement 2040® Fund are replaced in their entirety with the footnotes below. Additionally, footnote 5 supplements the “Total Annual Fund Operating Expenses” line item of the Fee Table, footnote 6 supplements the “Expense Reduction” line item of the Fee Table and footnote 7 supplements the “Net Annual Fund Operating Expenses” line item of the Fee Table, as follows:

(3)

Acquired Fund Fees and Expenses for the Fund are based upon the allocation of the Fund’s assets among the Acquired Funds for the most recent fiscal year, which includes the Underlying PIMCO Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying PIMCO Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. Acquired Fund Fees and Expenses include interest expense of 0.55% for Underlying PIMCO Funds. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse purchase agreements) as an investment strategy. For a listing of the expenses associated with each Underlying PIMCO Fund for the most recently completed fiscal year, please see the Annual Underlying PIMCO Fund Expenses table in this prospectus.

(4)

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying PIMCO Fund Expenses.

(5)	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.03%, 2.78% and 2.28% for Class A, Class C and Class R shares, respectively.

(6)

PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory fees and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(7)	Net Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.51%, 2.28% and 1.78% for Class A, Class C and Class R shares, respectively.

Disclosure Related to the PIMCO RealRetirement 2050® Fund

Effective immediately, footnotes 3, 4 and 5 to the table entitled “Annual Fund Operating Expenses” (the “Fee Table”) under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO RealRetirement 2050® Fund are replaced in their entirety with the footnotes below. Additionally, footnote 5 supplements the “Total Annual Fund Operating Expenses” line item of the Fee Table, footnote 6 supplements the “Expense Reduction” line item of the Fee Table and footnote 7 supplements the “Net Annual Fund Operating Expenses” line item of the Fee Table, as follows:

(3)

Acquired Fund Fees and Expenses for the Fund are based upon the allocation of the Fund’s assets among the Acquired Funds for the most recent fiscal year, which includes the Underlying PIMCO Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying PIMCO Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. Acquired Fund Fees and Expenses include interest expense of 0.57% for Underlying PIMCO Funds. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse purchase agreements) as an investment strategy. For a listing of the expenses associated with each Underlying PIMCO Fund for the most recently completed fiscal year, please see the Annual Underlying PIMCO Fund Expenses table in this prospectus.

(4)

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying PIMCO Fund Expenses.

(5)	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.04%, 2.79% and 2.29% for Class A, Class C and Class R shares, respectively.

(6)

PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory fees and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(7)	Net Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.55%, 2.32% and 1.82% for Class A, Class C and Class R shares, respectively.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated August 28, 2009 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated July 31, 2009

Disclosure Related to the PIMCO RealRetirement 2040® Fund

Effective immediately, footnotes 3, 4 and 5 to the table entitled “Annual Fund Operating Expenses” (the “Fee Table”) under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO RealRetirement 2040® Fund are replaced in their entirety with the footnotes below. Additionally, footnote 5 supplements the “Total Annual Fund Operating Expenses” line item of the Fee Table, footnote 6 supplements the “Expense Reduction” line item of the Fee Table and footnote 7 supplements the “Net Annual Fund Operating Expenses” line item of the Fee Table, as follows:

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an allocation of the Fund’s assets for the most recent fiscal year among the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying PIMCO Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.55%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse purchase agreements) as an investment strategy. For a listing of the expenses associated with each Underlying PIMCO Fund for the most recently completed fiscal year, please see the Annual Underlying PIMCO Fund Expenses table in this prospectus.

(4)

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying PIMCO Fund Expenses.

(5)

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.43%, 1.53%, 1.68% and 2.03% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

(6)

PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory fees and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(7)

Net Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.91%, 1.01%, 1.16% and 1.51% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Disclosure Related to the PIMCO RealRetirement 2050® Fund

Effective immediately, footnotes 3, 4 and 5 to the table entitled “Annual Fund Operating Expenses” (the “Fee Table”) under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO RealRetirement 2050® Fund are replaced in their entirety with the footnotes below. Additionally, footnote 5 supplements the “Total Annual Fund Operating Expenses” line item of the Fee Table, footnote 6 supplements the “Expense Reduction” line item of the Fee Table and footnote 7 supplements the “Net Annual Fund Operating Expenses” line item of the Fee Table, as follows:

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an allocation of the Fund’s assets for the most recent fiscal year among the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying PIMCO Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.57%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund’s use of those investments (like reverse purchase agreements) as an investment strategy. For a listing of the expenses associated with each Underlying PIMCO Fund for the most recently completed fiscal year, please see the Annual Underlying PIMCO Fund Expenses table in this prospectus.

(4)

Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying PIMCO Fund Expenses.

(5)

Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.44%, 1.54%, 1.69% and 2.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

(6)

PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory fees and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

(7)

Net Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.95%, 1.05%, 1.20% and 1.55% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated August 28, 2009 to the

Class A, B, C and R Prospectus for the CommodityRealReturn Strategy, High Yield, Low

Duration, Real Return, Short-Term and Total Return Funds, dated July 31, 2009

Disclosure Related to All Funds

Effective immediately, footnote 1 to each table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to each Fund is deleted in its entirety.

Furthermore, effective immediately, the following is added immediately after discussion of “duration” under the “Principal Investments and Strategies” heading in the Fund Summaries section of the Prospectus relating to each Fund:

The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Furthermore, effective immediately, the following is added to the end of footnote 3 to each table entitled “Average Annual Total Returns” under the heading “Performance Information” in the Fund Summaries section of the Prospectus relating to each Fund:

The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Furthermore, effective immediately, the following is added to the end of the introductory paragraph under the “Summary of Principal Risks” section of the Prospectus relating to each Fund:

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Disclosure Related to the CommodityRealReturn Strategy, High Yield,

Low Duration and Short-Term Funds

Effective immediately, the last sentence of footnote 2 to each table entitled “Average Annual Total Returns” under the heading “Performance Information” in the Fund Summaries section of the Prospectus relating to each Fund is deleted in its entirety.

Disclosure Related to the Real Return and Total Return Funds

Effective immediately, the next to last sentence of footnote 2 to each table entitled “Average Annual Total Returns” under the heading “Performance Information” in the Fund Summaries section of the Prospectus relating to each Fund is deleted in its entirety.

Investors Should Retain This Supplement For Future Reference